RESTATEMENTS (Schedule of Restatements on the Balance Sheet) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total assets	$ 212,438	$ 229,533	$ 77,826
Unearned revenue	59,980	35,000	0
Total current liabilities	1,218,070	62,482	2,156
Additional paid in capital	1,378,962	1,332,431	332,801
Total stockholders' equity	(1,005,632)	167,051	75,670	(31,301)	(9,835)	26,481	26,481
Total liabilities and stockholders' equity	212,438	229,533	77,826
Originally Reported [Member]
Intangible assets		191,615	231,214
Total assets		421,148	309,040
Additional paid in capital		1,568,745	569,115
Accumulated deficit		(1,249,780)	(299,663)
Total stockholders' equity		358,666	306,884
Total liabilities and stockholders' equity		421,148	309,040
Change [Member]
Intangible assets		(191,615)	(231,214)
Total assets		(191,615)	(231,214)
Additional paid in capital		(236,314)	(236,314)
Accumulated deficit		44,699	5,100
Total stockholders' equity		(191,615)	(231,214)
Total liabilities and stockholders' equity		(191,615)	(231,214)
Restated [Member]
Intangible assets		0	0
Total assets		229,533	77,826
Additional paid in capital		1,332,431	332,801
Accumulated deficit		(1,205,081)	(294,563)
Total stockholders' equity		167,051	75,670
Total liabilities and stockholders' equity		$ 229,533	$ 77,826